Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,223)	$ (2,547)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,640	1,637
Amortization of right of use assets	2,203	1,716
Gain on disposal of property and equipment	(13)	(186)
Amortization of intangible assets	29	303
Impairment of Goodwill		138
Change in operating assets and liabilities:
Deferred tax liability	(454)
Accounts receivable	(3,330)	(3,152)
Government subsidies receivables	290	(1,310)
Prepaid expenses & other current assets	(2,657)	152
Inventories	84	6
Accounts payable and accrued expenses	(1,329)	1,970
Operating lease liability	(2,322)	(1,683)
Tax payable		(228)
Net cash used in operating activities	(9,082)	(3,184)
Cash flows from investing activities:
Acquisition of property and equipment	(909)	(2,004)
Proceeds from sale of property and equipment	102	871
Net cash used in investing activities	(807)	(1,133)
Cash flows from financing activities:
Net Proceeds from issue of new shares	9,473
Deferred offering costs	545	236
Payment of finance lease liabilities	(86)	(524)
Repayment of bank loans	(3,163)	(1,293)
Proceeds from bank loans	1,412	9,908
Dividend paid		(317)
Net cash provided by financing activities	8,181	8,010
Net (decrease) increase in cash and cash equivalents	(1,708)	3,693
Effect of exchange rate changes on cash and cash equivalents	284	235
Cash and cash equivalents, beginning of year	9,072	5,144
Cash and cash equivalents, end of year	7,648	9,072
Supplemental disclosure of non-cash investing and financing transactions
Acquisition of equipment under finance leases	173	102
Recognition of Right of use assets and liabilities	$ 2,553	$ 3,380